Net sales (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of Net Sales
Net sales by sales channels:

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2023	2022	2023	2022

Wholesale	280.8	186.0	564.0	338.3
Direct-to-Consumer	163.5	105.6	300.5	189.1
Net sales	444.3	291.7	864.5	527.3

Net sales by product groups:

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2023	2022	2023	2022

Shoes	428.2	280.6	828.7	503.1
Apparel	13.4	9.2	30.3	20.6
Accessories	2.7	1.8	5.4	3.7
Net sales	444.3	291.7	864.5	527.3
Net sales by geographic regions (based on the location of the counterparty):

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2023	2022	2023	2022

Europe, Middle East and Africa	113.6	88.1	232.2	166.6
Americas	296.6	185.6	566.8	326.4
Asia-Pacific	34.1	17.9	65.5	34.4
Net sales	444.3	291.7	864.5	527.3
Net sales by geographic regions as previously reported:

	Three-month period ended June 30,	Six-month period ended June 30,
(CHF in millions)	2022	2022

Europe	83.3	158.2
North America	181.7	320.1
Asia-Pacific	17.9	34.4
Rest of world	8.8	14.6
Net Sales	291.7	527.3